UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-881
Columbia Funds Trust III
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	4/30/05

Date of reporting period:	1/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

January 31, 2005 (Unaudited)	Columbia Corporate Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 95.2%
BASIC MATERIALS – 3.8%
Chemicals – 1.6%
du Pont (E.I.) Nemours & Co.	6.875% 10/15/09	1,000,000	1,120,650
Eastman Chemical Co.
	3.250% 06/15/08	475,000	462,412
	6.300% 11/15/18	120,000	131,896
Praxair, Inc.	2.750% 06/15/08	1,500,000	1,446,885
		Chemicals Total	3,161,843
Forest Products & Paper – 1.8%
Domtar, Inc.	5.375% 12/01/13	445,000	435,410
Mead Corp.	6.840% 03/01/37	1,000,000	1,158,480
Union Camp Corp.	7.000% 08/15/06	1,240,000	1,303,984
Weyerhaeuser Co.	6.750% 03/15/12	500,000	566,275
		Forest Products & Paper Total	3,464,149
Metals & Mining – 0.4%
Alcoa, Inc.	7.375% 08/01/10	700,000	803,971
		Metal & Mining Total	803,971
		BASIC MATERIALS TOTAL	7,429,963

COMMUNICATIONS – 10.6%
Media – 4.4%
Clear Channel Communications, Inc.	4.250% 05/15/09	500,000	491,720
Comcast Cable Communications, Inc.	6.875% 06/15/09	500,000	552,830
COX Communications, Inc.	7.750% 11/01/10	800,000	916,312
Gannett Co., Inc.	4.950% 04/01/05	1,250,000	1,254,300
New York Times Co.	7.625% 03/15/05	1,000,000	1,005,520
News America, Inc.	4.750% 03/15/10	200,000	201,878
Tele-Communications-TCI Group	7.250% 08/01/05	500,000	509,730
Time Warner Entertainment Co.	8.375% 03/15/23	1,000,000	1,278,140
Viacom, Inc.
	5.625% 05/01/07	320,000	332,643
	6.625% 05/15/11	500,000	557,035
Walt Disney Co.	6.375% 03/01/12	1,250,000	1,388,450
		Media Total	8,488,558
Telecommunications – 6.2%
BellSouth Corp.
	4.200% 09/15/09	300,000	299,472
	6.550% 06/15/34	1,000,000	1,110,940
British Telecommunications PLC	8.375% 12/15/10	1,000,000	1,193,720
Cingular Wireless LLC	5.625% 12/15/06	500,000	516,795
Deutsche Telekom International Finance	8.250% 06/15/05	500,000	509,160
France Telecom

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
	8.500% 03/01/11	275,000	327,470
	9.250% 03/01/31	120,000	167,378
GTE Southwest, Inc.	6.000% 01/15/06	1,000,000	1,023,860
SBC Communications, Inc.
	5.750% 05/02/06	850,000	871,386
	6.250% 03/15/11	240,000	261,989
Sprint Capital Corp.
	6.375% 05/01/09	300,000	323,274
	6.900% 05/01/19	505,000	572,114
	7.625% 01/30/11	160,000	184,483
Telecom Italia Capital SA	4.000% 11/15/08	1,000,000	990,560
Telstra Corp., Ltd.	6.375% 04/01/12	750,000	833,393
TELUS Corp.	7.500% 06/01/07	500,000	539,620
Verizon Virginia, Inc.	4.625% 03/15/13	530,000	516,236
Verizon Wireless Capital LLC	5.375% 12/15/06	350,000	360,766
Vodafone Group PLC
	4.625% 07/15/18	335,000	320,026
	7.625% 02/15/05	1,000,000	1,001,560
		Telecommunications Total	11,924,202
		COMMUNICATIONS TOTAL	20,412,760

CONSUMER CYCLICAL – 7.1%
Airlines – 0.1%
Southwest Airlines Co.	8.000% 03/01/05	300,000	300,000
		Airlines Total	300,000
Auto Manufacturers – 0.8%
DaimlerChrysler N.A. Holding Corp.	4.050% 06/04/08	500,000	496,415
General Motors Corp.	7.125% 07/15/13	1,000,000	992,910
		Auto Manufacturers Total	1,489,325
Auto Parts & Equipment – 0.3%
Johnson Controls, Inc.	4.875% 09/15/13	500,000	512,970
		Auto Parts & Equipment Total	512,970
Housewares – 0.2%
Newell Rubbermaid, Inc.	6.000% 03/15/07	300,000	312,294
		Housewares Total	312,294
Leisure Time – 0.2%
Carnival Corp.	3.750% 11/15/07	500,000	497,990
		Leisure Time Total	497,990
Retail – 4.9%
AutoZone, Inc.	4.750% 11/15/10	1,000,000	980,140

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Costco Wholesale Corp.	5.500% 03/15/07	1,200,000	1,245,468
Limited Brands, Inc.	6.125% 12/01/12	1,500,000	1,603,305
May Department Stores Co.
	6.700% 09/15/28	305,000	324,084
	7.450% 10/15/16	1,000,000	1,146,190
McDonald’s Corp.	5.950% 01/15/08	1,000,000	1,056,010
Target Corp.
	3.375% 03/01/08	200,000	197,378
	5.950% 05/15/06	1,000,000	1,031,340
Wal-Mart Stores, Inc.	4.150% 06/15/05	1,000,000	1,004,070
Wendy’s International, Inc.	6.200% 06/15/14	750,000	824,985
		Retail Total	9,412,970
Textiles – 0.6%
Cintas Corp.	6.000% 06/01/12	1,000,000	1,090,220
		Textiles Total	1,090,220
		CONSUMER CYCLICAL TOTAL	13,615,769

CONSUMER NON-CYCLICAL – 16.1%
Agriculture – 0.6%
Cargill, Inc.	6.375% 06/01/12(a)	1,000,000	1,108,120
		Agriculture Total	1,108,120
Beverages – 2.9%
Anheuser-Busch Companies., Inc.	6.000% 04/15/11	1,287,000	1,409,007
Brown-Forman Corp.	3.000% 03/15/08	1,235,000	1,203,372
Coca-Cola Co.	5.750% 03/15/11	500,000	541,020
Coca-Cola Enterprises, Inc.	6.950% 11/15/26	491,000	591,900
Diageo Capital PLC
	3.500% 11/19/07	500,000	496,015
	6.125% 08/15/05	1,290,000	1,309,789
		Beverages Total	5,551,103
Biotechnology – 0.5%
Amgen, Inc.	4.000% 11/18/09(a)	1,000,000	992,150
		Biotechnology Total	992,150
Commercial Services – 0.3%
Cendant Corp.	6.875% 08/15/06	100,000	104,700
Hertz Corp.	4.700% 10/02/06	400,000	402,124
		Commercial Services Total	506,824
Cosmetics/Personal Care – 2.4%
Colgate-Palmolive Co.	5.980% 04/25/12	1,300,000	1,436,240
Estee Lauder Companies, Inc.	6.000% 01/15/12	1,000,000	1,093,780
Gillette Co.	4.125% 08/30/07	1,000,000	1,010,520

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Cosmetics/Personal Care – (continued)
Procter & Gamble Co.	6.875% 09/15/09	1,000,000	1,122,210
		Cosmetics/Personal Care Total	4,662,750
Food – 5.2%
Campbell Soup Co.	5.000% 12/03/12	1,500,000	1,549,185
ConAgra Foods, Inc.	6.750% 09/15/11	500,000	564,105
Hershey Foods Corp.	7.200% 08/15/27	330,000	416,401
Kellogg Co.
	2.875% 06/01/08	330,000	319,734
	6.000% 04/01/06	1,000,000	1,029,040
Kroger Co.	6.200% 06/15/12	1,000,000	1,092,570
Safeway, Inc.	6.150% 03/01/06	750,000	769,950
Sara Lee Corp.	6.250% 09/15/11	1,000,000	1,107,220
Sysco Corp.
	4.750% 07/30/05	400,000	403,388
	6.500% 08/01/28	968,000	1,149,122
Unilever Capital Corp.	6.875% 11/01/05	1,500,000	1,539,645
		Food Total	9,940,360
Healthcare Products – 1.6%
Baxter International, Inc.	5.250% 05/01/07	1,500,000	1,543,275
Becton Dickinson & Co.
	4.550% 04/15/13	200,000	198,802
	4.900% 04/15/18	100,000	99,822
	6.700% 08/01/28	1,000,000	1,171,660
		Healthcare Products Total	3,013,559
Healthcare Services – 0.5%
WellPoint, Inc.	3.750% 12/14/07(a)	1,000,000	993,470
		Healthcare Services Total	993,470
Household Products/Wares – 0.1%
Avery Dennison Corp.	4.875% 01/15/13	180,000	183,048
		Household Products/Wares Total	183,048
Pharmaceuticals – 2.0%
Cardinal Health, Inc.	4.000% 06/15/15	200,000	179,638
Medco Health Solutions, Inc.	7.250% 08/15/13	500,000	562,650
Merck & Co., Inc.	5.250% 07/01/06	1,000,000	1,022,760
Pharmacia Corp.	6.500% 12/01/18	1,000,000	1,147,530

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Wyeth	4.375% 03/01/08	1,000,000	1,007,560
		Pharmaceuticals Total	3,920,138
		CONSUMER NON-CYCLICAL TOTAL	30,871,522

DIVERSIFIED – 0.2%
Holding Companies – 0.2%
Hutchison Whampoa International Ltd.	6.250% 01/24/14(a)	325,000	346,157
		Holding Companies Total	346,157
		DIVERSIFIED TOTAL	346,157

ENERGY – 8.9%
Oil & Gas – 7.3%
Amerada Hess Corp.
	6.650% 08/15/11	250,000	275,263
	7.875% 10/01/29	500,000	612,255
Atlantic Richfield Co.	10.875% 07/15/05	500,000	517,515
BP Capital Markets PLC	2.350% 06/15/06	1,000,000	987,220
Canadian Natural Resources Ltd.	4.900% 12/01/14	1,000,000	998,570
ChevronTexaco Capital Co.	3.375% 02/15/08	600,000	595,296
ConocoPhillips	3.625% 10/15/07	575,000	573,120
ConocoPhillips Holding Co.	6.950% 04/15/29	1,000,000	1,223,180
Devon Energy Corp.	2.750% 08/01/06	580,000	573,202
EnCana Corp.	4.600% 08/15/09	500,000	508,590
Enterprise Products Operating LP	5.600% 10/15/14(a)	300,000	307,008
EOG Resources, Inc.	6.700% 11/15/06	385,000	403,488
Gazprom International SA	7.201% 02/01/20(a)	1,300,000	1,376,050
Kerr-McGee Corp.	5.375% 04/15/05	760,000	763,344
Marathon Oil Corp.	6.000% 07/01/12	750,000	810,495
Petro-Canada	4.000% 07/15/13	565,000	534,354
Sunoco, Inc.	7.750% 09/01/09	500,000	567,820
Texaco Capital, Inc.	5.500% 01/15/09	745,000	788,195
Tosco Corp.	8.125% 02/15/30	500,000	681,390
XTO Energy, Inc.	4.900% 02/01/14	1,000,000	1,002,330
		Oil & Gas Total	14,098,685
Oil & Gas Services – 0.4%
Baker Hughes, Inc.
	6.000% 02/15/09	200,000	214,532
	6.250% 01/15/09	500,000	540,155
		Oil & Gas Services Total	754,687
Pipelines – 1.2%
Buckeye Partners LP	5.300% 10/15/14	100,000	101,985

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Consolidated Natural Gas	5.375% 11/01/06	250,000	256,942
Kinder Morgan, Inc.	6.500% 09/01/12	1,000,000	1,103,030
Texas Eastern Transmission LP	7.300% 12/01/10	633,000	725,013
		Pipelines Total	2,186,970
		ENERGY TOTAL	17,040,342

FINANCIALS – 25.3%
Banks – 11.2%
Bank of America Corp.
	4.875% 01/15/13(b)	1,090,000	1,112,825
	7.625% 04/15/05(b)	500,000	504,805
Bank One Corp.	7.875% 08/01/10	1,000,000	1,167,370
Bank One N.A.	3.700% 01/15/08	350,000	348,932
Branch Banking & Trust Co.	4.875% 01/15/13	1,000,000	1,010,960
Comerica, Inc.	7.250% 08/01/07	500,000	538,340
DEPFA Deutsche Pfandbriefbank AG	3.375% 10/05/07(a)	1,000,000	993,480
Deutsche Bank Financial LLC	5.375% 03/02/15	550,000	571,120
HSBC Bank USA	4.625% 04/01/14	250,000	246,997
Key Bank N.A.	4.100% 06/30/05	1,000,000	1,004,920
KFW International Finance
	2.500% 10/17/05	1,000,000	996,510
	7.000% 06/23/05	1,000,000	1,016,770
Korea Development Bank	3.875% 03/02/09	1,000,000	982,340
Landwirtschaftliche Rentenbank	3.375% 11/15/07	750,000	745,500
M&I Marshall & Ilsley Bank	6.375% 09/01/11	1,015,000	1,125,462
Mellon Funding Corp.	7.500% 06/15/05	750,000	762,578
Oesterreichische Kontrollbank AG	5.500% 01/20/06	1,000,000	1,022,700
Rabobank Capital Funding Trust	5.254% 12/31/16(a)	375,000	375,229
Regions Financial Corp.	7.000% 03/01/11	250,000	283,420
Royal Bank of Scotland Group PLC
	5.000% 10/01/14	500,000	510,040
	6.400% 04/01/09	1,000,000	1,087,520
SunTrust Bank
	5.450% 12/01/17	300,000	312,426
	7.250% 09/15/06	500,000	528,040
US Bancorp
	3.125% 03/15/08	200,000	196,050
	5.100% 07/15/07	250,000	258,165
US Bank N.A.	6.300% 02/04/14	1,000,000	1,114,980
Wachovia Corp.	4.950% 11/01/06	1,000,000	1,021,340

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
Wells Fargo Bank N.A.	6.450% 02/01/11	500,000	558,015
Wells Fargo Financial, Inc.
	5.900% 05/21/06	500,000	515,460
	7.500% 04/15/05	525,000	529,841
		Banks Total	21,442,135
Diversified Financial Services – 8.6%
American Express Credit Corp.	4.250% 02/07/05	1,000,000	1,000,160
Bear Stearns Companies, Inc.	2.875% 07/02/08	750,000	723,742
Capital One Bank
	4.250% 12/01/08	100,000	100,242
	5.125% 02/15/14	500,000	503,850
	5.750% 09/15/10	395,000	418,439
Caterpillar Financial Services Corp.
	2.350% 09/15/06	500,000	491,085
	2.700% 07/15/08	1,000,000	961,730
	4.690% 04/25/05	500,000	502,005
Citigroup, Inc.
	6.625% 09/15/05	250,000	255,410
	6.875% 06/01/25	1,000,000	1,174,870
Countrywide Home Loans, Inc.	2.875% 02/15/07	1,000,000	981,440
Ford Motor Credit Co.	7.375% 02/01/11	500,000	533,470
General Electric Capital Corp.	5.000% 02/15/07	250,000	256,640
Goldman Sachs Group, Inc.	6.600% 01/15/12	500,000	558,970
Household Finance Corp.	6.375% 10/15/11	635,000	700,164
International Lease Finance Corp.	4.000% 01/17/06	375,000	377,254
John Hancock Global Funding II	5.000% 07/27/07(a)	750,000	770,558
JPMorgan Chase & Co.
	5.250% 05/30/07	500,000	516,730
	6.750% 02/01/11	700,000	787,115
Lehman Brothers Holdings, Inc.	4.000% 01/22/08	325,000	326,251
Morgan Stanley
	5.300% 03/01/13	500,000	517,310
	6.100% 04/15/06	1,000,000	1,031,870
	7.750% 06/15/05	750,000	763,650
National Rural Utilities Cooperative Finance Corp.	6.000% 05/15/06	200,000	206,304
Textron Financial Corp.	2.750% 06/01/06	500,000	495,400
USAA Capital Corp.	3.130% 12/15/05(a)	1,500,000	1,499,400
		Diversified Financial Services Total	16,454,059

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – 3.6%
Allstate Corp.
	5.000% 08/15/14	500,000	507,655
	7.875% 05/01/05	1,403,000	1,419,850
American International Group, Inc.	2.875% 05/15/08	1,000,000	968,020
GE Global Insurance Holding Corp.	6.450% 03/01/19	1,000,000	1,068,100
Genworth Financial, Inc.	4.750% 06/15/09	500,000	511,620
Marsh & McLennan Companies, Inc.	5.375% 03/15/07	1,500,000	1,535,205
MetLife Global Funding I	3.375% 10/05/07(a)	1,000,000	985,470
		Insurance Total	6,995,920
Real Estate – 0.4%
EOP Operating LP
	5.875% 01/15/13	375,000	398,123
	7.000% 07/15/11	375,000	421,665
		Real Estate Total	819,788
Savings & Loans – 1.5%
Golden West Financial Corp.	4.125% 08/15/07	1,000,000	1,008,920
Sovereign Bancorp, Inc.	2.710% 08/25/06(c)	500,000	499,880
Washington Mutual, Inc.
	2.960% 01/15/10(c)	300,000	299,550
	7.500% 08/15/06	1,000,000	1,058,080
		Savings & Loans Total	2,866,430
		FINANCIALS TOTAL	48,578,332

INDUSTRIALS – 9.3%
Aerospace & Defense – 2.9%
BAE Systems Holdings, Inc.	6.400% 12/15/11(a)	350,000	384,384
Boeing Capital Corp.
	4.750% 08/25/08	755,000	775,846
	5.800% 01/15/13	250,000	270,337
	6.100% 03/01/11	500,000	545,060
General Dynamics Corp.	2.125% 05/15/06	1,250,000	1,230,400
Lockheed Martin Corp.	8.200% 12/01/09	500,000	584,360
Raytheon Co.	6.500% 07/15/05	270,000	273,904
United Technologies Corp.
	4.875% 11/01/06	500,000	510,845
	6.350% 03/01/11	950,000	1,055,108
		Aerospace & Defense Total	5,630,244
Building Materials – 0.5%
Martin Marietta Materials, Inc.	6.875% 04/01/11	250,000	278,160
Masco Corp.	4.625% 08/15/07	120,000	122,218

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Building Materials – (continued)
York International Corp.	6.625% 08/15/06	500,000	518,810
		Building Materials Total	919,188
Electrical Components & Equipment – 0.8%
Emerson Electric Co.
	5.850% 03/15/09	1,000,000	1,069,150
	7.875% 06/01/05	500,000	507,995
		Electrical Components & Equipment Total	1,577,145
Environmental Control – 0.1%
Waste Management, Inc.	5.000% 03/15/14	200,000	202,212
		Environmental Control Total	202,212
Hand/Machine Tools – 0.3%
Black & Decker Corp.	4.750% 11/01/14(a)	500,000	493,905
		Hand/Machine Tools Total	493,905
Machinery Diversified – 0.6%
Deere & Co.	7.850% 05/15/10	1,000,000	1,169,210
		Machinery Diversified Total	1,169,210
Miscellaneous Manufacturing – 1.3%
3M Co.	6.375% 02/15/28	1,250,000	1,445,550
General Electric Co.	5.000% 02/01/13	950,000	978,528
		Miscellaneous Manufacturing Total	2,424,078
Packaging & Containers – 0.1%
Bemis Co., Inc.	6.500% 08/15/08	250,000	270,745
		Packaging & Containers Total	270,745
Transportation – 2.7%
Burlington Northern Santa Fe Corp.	6.125% 03/15/09	1,000,000	1,070,870
CSX Corp.	2.480% 08/03/06(c)	715,000	715,000
Norfolk Southern Corp.	6.200% 04/15/09	985,000	1,055,703
Union Pacific Corp.
	3.625% 06/01/10	750,000	722,970
	6.400% 02/01/06	601,000	618,075
United Parcel Service, Inc.	8.375% 04/01/30
	(7.620% 04/01/20)(d)	670,000	953,256
		Transportation Total	5,135,874
		INDUSTRIALS TOTAL	17,822,601

TECHNOLOGY – 1.5%
Computers – 1.0%
International Business Machines Corp.
	4.125% 06/30/05	500,000	502,430
	4.250% 09/15/09	450,000	456,016

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Computers – (continued)
Sungard Data Systems, Inc.	3.750% 01/15/09	1,000,000	974,830
		Computers Total	1,933,276
Software – 0.5%
First Data Corp.	3.375% 08/01/08	1,000,000	982,320
		Software Total	982,320
		TECHNOLOGY TOTAL	2,915,596

UTILITIES – 12.4%
Electric – 10.7%
Alliant Energy Resources, Inc.	9.750% 01/15/13	380,000	496,098
Boston Edison Co.	4.875% 04/15/14	1,000,000	1,028,860
Carolina Power & Light Co.	5.125% 09/15/13	495,000	510,172
CenterPoint Energy Houston Electric LLC	5.700% 03/15/13	250,000	266,907
Commonwealth Edison Co.	6.150% 03/15/12	400,000	439,336
Consolidated Edison Co. of New York
	5.875% 04/01/33	500,000	546,310
	7.150% 12/01/09	1,250,000	1,418,212
Dominion Resources, Inc.
	5.125% 12/15/09	110,000	113,302
	7.625% 07/15/05	500,000	510,290
Duke Energy Corp.	5.625% 11/30/12	500,000	528,690
Energy East Corp.	5.750% 11/15/06	500,000	516,955
FirstEnergy Corp.
	5.500% 11/15/06	100,000	102,790
	6.450% 11/15/11	500,000	541,595
Florida Power & Light Co.	5.625% 04/01/34	575,000	607,712
FPL Group Capital, Inc.	7.625% 09/15/06	1,000,000	1,062,400
Hydro Quebec	8.875% 03/01/26	1,000,000	1,494,070
Indiana Michigan Power Co.
	5.050% 11/15/14	490,000	492,303
	6.125% 12/15/06	500,000	521,075
MidAmerican Energy Holdings Co.	3.500% 05/15/08	800,000	782,928
Niagara Mohawk Power Corp.	7.750% 05/15/06	500,000	526,645
Ontario Electricity Financial Corp.	6.100% 01/30/08	1,000,000	1,066,440
Oncor Electric Delivery Co.
	6.375% 05/01/12	200,000	221,156
	6.375% 01/15/15	415,000	461,434
	7.000% 09/01/22	250,000	291,538
Pacific Gas & Electric Co.	4.200% 03/01/11	500,000	494,350

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
PacifiCorp	6.375% 05/15/08	1,000,000	1,070,050
Peco Energy Co.	3.500% 05/01/08	210,000	207,824
Potomac Electric Power	6.250% 10/15/07	1,000,000	1,058,500
Progress Energy Florida, Inc.	5.100% 12/01/15	430,000	436,489
Progress Energy, Inc.	5.850% 10/30/08	500,000	525,230
Public Service Co. of Colorado	4.875% 03/01/13	250,000	255,640
Southern Power Co.	6.250% 07/15/12	245,000	269,637
Tampa Electric Co.	6.375% 08/15/12	250,000	275,178
TransAlta Corp.	5.750% 12/15/13	500,000	521,550
Union Electric Co.	4.750% 04/01/15	1,000,000	996,930
		Electric Total	20,658,596
Gas – 1.7%
AGL Capital Corp.	4.450% 04/15/13	1,000,000	975,270
Atmos Energy Corp.
	4.000% 10/15/09	540,000	531,992
	5.125% 01/15/13	350,000	357,721
Michigan Consolidated Gas	5.000% 10/01/19	500,000	500,600
Nisource Finance Corp.	6.150% 03/01/13	385,000	421,125
Southern California Gas Co.	5.450% 04/15/18	500,000	524,585
		Gas Total	3,311,293
		UTILITIES TOTAL	23,969,889

	Total Corporate Fixed-Income Bonds & Notes (cost of $174,833,686)		183,002,931
Government Agency & Obligations – 2.2%
U.S. GOVERNMENT AGENCY & OBLIGATIONS – 2.2%
Federal Home Loan Mortgage Corp.	5.250% 01/15/06	1,000,000	1,019,334
U.S. Treasury Bond	12.000% 08/15/13	200,000	255,656
U.S. Treasury Note
	2.500% 09/30/06	1,000,000	988,711
	4.625% 05/15/06	500,000	509,746
	5.750% 11/15/05	400,000	408,766
	6.500% 02/15/10	500,000	563,769
	6.750% 05/15/05	510,000	515,937
		U.S. GOVERNMENT AGENCY & OBLIGATIONS
		TOTAL	4,261,919
	Total Government Agency & Obligations (cost of $4,346,644)		4,261,919

		Par ($)	Value ($)*
Asset-Backed Securities – 0.6%
Chase Manhattan Auto Owner Trust	5.070% 02/15/08	718,103	723,396
Credit-Based Asset Servicing & Securities	2.700% 05/25/35(d)	272,050	272,107
Guaranteed Export Trust	5.230% 05/15/05	85,099	85,335
	Total Asset-Backed Securities (cost of $1,094,830)		1,080,838

Mortgage-Backed Obligations – 0.5%
Federal Home Loan Mortgage Corp.
	6.000% 09/01/23	66,375	68,757
	7.000% 02/01/17–02/01/23	52,268	55,587
Federal National Mortgage Association
	5.000% 08/01/10	20,298	20,334
	6.000% 11/01/23	362,582	375,437
	6.500% 03/01/28	29,531	30,949
	7.500% 11/01/07–06/01/13	139,189	146,418
Government National Mortgage Association
	6.000% 05/20/28–03/15/29	165,785	172,577
	6.500% 03/15/29	95,569	100,750
	7.500% 09/15/29	9,639	10,348
	8.000% 05/15/22	8,141	8,908
	9.000% 12/15/08	6,337	6,778
	Total Mortgage-Backed Obligations (cost of $911,679)		996,843
Short-Term Obligation – 0.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 01/31/05, due 02/01/05 at 2.360%, collateralized by a U.S. Treasury Note maturing 11/15/12, market value of $868,189 (repurchase proceeds $847,056)	847,000	847,000

	Total Short-Term Obligation (cost of $847,000)		847,000

	Total Investments – 99.0% (cost of $182,033,839)(e)(f)		190,189,531

	Other Assets & Liabilities, Net – 1.0%		2,007,608

	Net Assets – 100.0%		192,197,139

Notes to Investment Portfolio:

*                                         Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)                                  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, these securities amounted to $10,625,381, which represents 5.6% of net assets.

(b)                                 Investments in affiliates during the nine months ended January 31, 2005:

Security Name: Bank of America Corp.

4.875%, 01/15/13

Par as of 04/30/04: $1,090,000

Par as of 01/31/05: $1,090,000

Net realized gain or loss: $-

Interest income earned: $39,853

Value, at end of period: $1,112,825

Security Name: Bank of America Corp.

7.750%, 08/15/04

Par as of 04/30/04: $700,000

Par Sold: $700,000

Par as of 01/31/05: $-

Net realized gain or loss: $(56,147)

Interest income earned: $10,247

Value, at end of period: $-

Security Name: Bank of America Corp.

7.625%, 04/15/05

Par as of 04/30/04: $500,000

Par as of 01/31/05: $500,000

Net realized gain or loss: $-

Interest income earned: $28,594

Value, at end of period: $504,805

(c)                                  Floating rate note. The interest rate shown reflects the rate as of January 31, 2005.

(d)                                 Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)                                  Cost for federal income tax purposes is $183,732,993.

(f)                                    Unrealized appreciation and depreciation at January 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$8,383,904	$(1,927,366)	$6,456,538

INVESTMENT PORTFOLIO

January 31, 2005 (Unaudited)	Columbia Intermediate Government Income Fund

		Par ($)	Value ($)*
Government Agencies & Obligations – 44.4%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 44.4%
Federal Home Loan Mortgage Corp.
	2.875% 09/15/05	635,000	634,745
	3.600% 07/07/10	3,550,000	3,455,116
	3.875% 01/12/09	28,500,000	28,159,795
	4.000% 09/22/09	2,000,000	1,983,378
	5.000% 01/30/14	7,825,000	7,851,135
Federal National Mortgage Association
	2.000% 01/15/06	11,500,000	11,373,419
	2.375% 02/15/07	19,000,000	18,590,531
	2.500% 01/30/07	5,000,000	4,907,490
	3.250% 11/15/07	3,000,000	2,968,431
	3.375% 12/15/08	3,000,000	2,949,159
	4.375% 10/15/06	1,700,000	1,727,370
	5.500% 02/15/06	4,000,000	4,092,364
U.S. Treasury Bond
	5.375% 02/15/31	13,380,000	14,967,310
	12.000% 08/15/13	600,000	766,969
U.S. Treasury Note
	2.875% 11/30/06	30,715,000	30,515,844
	3.000% 11/15/07	850,000	841,035
	3.500% 12/15/09	5,665,000	5,617,425
	3.625% 01/15/10	1,560,000	1,555,003
	4.250% 11/15/14	7,250,000	7,316,838
	5.750% 08/15/10	7,025,000	7,719,267
	U.S. Government Agencies & Obligations Total		157,992,624

	Total Government Agencies & Obligations (cost of $157,914,120)		157,992,624
Mortgage-Backed Obligations – 30.9%
Federal Home Loan Mortgage Corp.
	4.000% 05/15/14	5,000,000	4,985,474
	5.000% 12/01/13–08/15/16	5,151,124	5,239,702
	5.500% 02/01/18–03/01/33	2,270,799	2,341,764
	6.000% 04/01/31–10/01/34	4,745,308	4,902,941
	6.500% 04/01/32	725,121	759,965
	7.000% 12/01/10	114,446	121,084
	7.500% 10/01/29	258,096	277,310
	TBA,
	5.000% 02/15/20(a)	3,000,000	3,045,936

1

		Par ($)	Value ($)*
Mortgage-Backed Obligations – (continued)
	5.000% 02/10/35(a)	2,000,000	1,996,876
Federal National Mortgage Association
	4.717% 08/25/12	5,000,000	5,078,783
	5.000% 05/01/09–07/25/16	3,055,664	3,102,268
	5.240% 09/01/12	2,517,555	2,622,886
	6.000% 04/01/11–12/01/31	3,510,871	3,669,870
	6.324% 10/01/08	1,386,171	1,379,699
	6.500% 05/01/11–09/01/31	2,091,317	2,193,476
	6.565% 12/01/07	860,678	907,457
	6.600% 11/01/07	759,927	801,071
	7.500% 10/01/15	94,111	99,781
	7.785% 02/01/19	2,941,640	3,238,696
	8.000% 07/01/07–05/01/30	719,656	782,229
	10.000% 10/01/20–12/01/20	592,052	659,427
	TBA,
	4.500% 02/15/20(a)	2,750,000	2,744,844
	5.000% 02/15/20(a)	750,000	761,719
	5.000% 02/10/35(a)	8,650,000	8,628,375
	5.500% 02/10/35(a)	19,700,000	20,057,062
	6.000% 02/15/20(a)	1,100,000	1,150,875
	6.000% 02/10/35(a)	6,500,000	6,711,250
	6.500% 02/10/35(a)	5,650,000	5,911,312
Government National Mortgage Association
	3.375% 04/20/22(b)	539,839	544,976
	3.750% 07/20/21(b)	125,607	127,121
	4.374% 04/16/33	3,000,000	2,995,422
	4.486% 10/16/25	1,500,000	1,514,206
	4.763% 01/16/25	4,550,000	4,639,369
	5.500% 12/15/13–06/15/14	1,543,408	1,609,987
	6.500% 06/15/11–07/15/14	1,007,811	1,072,417
	7.000% 09/15/13–12/15/28	592,124	629,851
	7.500% 02/15/27–09/15/29	965,496	1,036,516
	8.500% 01/15/06	2,490	2,472
	9.000% 11/15/17	121,865	136,198
	TBA,
	5.500% 02/16/35(a)	1,700,000	1,743,563

	Total Mortgage-Backed Obligations (cost of $108,802,192)		110,224,230
Collateralized Mortgage Obligations – 13.0%
First Horizon Alternative Mortgage Securities	6.000% 01/25/35	1,799,296	1,834,421

2

		Par ($)	Value ($)*
Collateralized Mortgage Obligations – (continued)
JPMorgan Chase Commercial Mortgage Securities Corp.	4.134% 10/15/37(c)	3,343,011	3,324,624
JPMorgan Mortgage Trust	5.011% 07/25/34(c)	1,858,480	1,847,794
LB-UBS Commercial Mortgage Trust	5.124% 11/15/32(c)	2,315,000	2,385,006
Rural Housing Trust	6.330% 04/01/26	610,313	610,393
Small Business Administration Participation Certificates
	4.340% 03/01/24	9,821,878	9,669,626
	4.500% 03/01/23	2,733,237	2,730,482
	4.890% 09/01/22	3,826,707	3,897,709
	5.180% 05/01/24	3,923,210	4,039,066
	5.240% 08/01/23	4,016,365	4,151,665
	5.310% 08/01/22	4,394,903	4,557,385
	5.660% 07/01/22	3,650,518	3,837,597
	6.000% 09/01/18	3,343,685	3,515,638

	Total Collateralized Mortgage Obligations (cost of $45,818,190)		46,401,406
Corporate Fixed-Income Bonds & Notes – 6.7%
BASIC MATERIALS – 0.1%
Chemicals – 0.1%
Dow Chemical Co.	6.000% 10/01/12	340,000	372,079
	Chemicals Total		372,079
	BASIC MATERIALS TOTAL		372,079
COMMUNICATIONS – 0.6%
Telecommunications – 0.6%
British Telecommunications PLC	8.875% 12/15/30	500,000	683,310
Verizon Global Funding Corp.	7.750% 12/01/30	1,000,000	1,268,610
	Telecommunications Total		1,951,920
	COMMUNICATIONS TOTAL		1,951,920
FINANCIALS – 4.1%
Banks – 1.0%
Comerica, Inc.	7.250% 08/01/07	2,000,000	2,153,360
National City Corp.	5.750% 02/01/09	1,500,000	1,587,435
	Banks Total		3,740,795
Diversified Financial Services – 3.1%
Countrywide Home Loans, Inc.	4.125% 09/15/09	1,905,000	1,890,998
Ford Motor Credit Co.	7.375% 02/01/11	2,440,000	2,603,334
General Electric Capital Corp.	2.610% 12/15/09(b)	2,565,000	2,564,715
General Motors Acceptance Corp.	7.250% 03/02/11	250,000	256,035
HSBC Finance Corp.	2.625% 11/16/09(b)	1,650,000	1,655,693

3

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Private Export Funding Corp.	5.340% 03/15/06	2,000,000	2,045,440
	Diversified Financial Services Total		11,016,215
	FINANCIALS TOTAL		14,757,010
UTILITIES – 1.9%
Electric – 1.9%
Carolina Power & Light Co.	5.125% 09/15/13	1,100,000	1,133,715
Columbus Southern Power Co.	5.500% 03/01/13	1,100,000	1,155,693
Consolidated Edison Co. of New York	7.150% 12/01/09	1,600,000	1,815,312
Duke Energy Corp.	5.300% 10/01/15	2,400,000	2,491,392
	Electric Total		6,596,112
	UTILITIES TOTAL		6,596,112

	Total Corporate Fixed-Income Bonds & Notes (cost of $23,007,075)		23,677,121
Asset-Backed Securities – 3.9%
Centex Home Equity	2.293% 11/25/27	3,000,000	2,976,911
Chase Manhattan Auto Owner Trust	2.830% 09/15/10	1,725,000	1,685,601
CitiFinancial Mortgage Securities, Inc.	2.645% 04/25/34	2,500,000	2,400,525
Countrywide Home Equity Loan Trust	2.700% 01/15/34(b)	2,259,565	2,260,332
Equity One ABS, Inc.	2.870% 07/25/34(b)	2,162,483	2,169,100
Residential Asset Mortgage Products, Inc.	2.870% 08/25/30(c)	2,575,000	2,507,303

	Total Asset-Backed Securities (cost of $14,218,043)		13,999,772
Short-Term Obligations – 15.6%
U.S. GOVERNMENT AGENCY – 14.5%
Federal National Mortgage Association
	2.260% 02/10/05(d)	6,400,000	6,396,384
	2.260% 02/10/05(d)	36,100,000	36,079,604
	2.280% 02/15/05(d)	7,600,000	7,593,261

4

		Par ($)	Value ($)*
Short-Term Obligations – (continued)
U.S. GOVERNMENT AGENCY – (continued)
	2.290% 02/16/05(d)	1,700,000	1,698,378
	U.S. GOVERNMENT AGENCY TOTAL		51,767,627
REPURCHASE AGREEMENT – 1.1%
	Repurchase agreement with State Street Bank & Trust Co., dated 1/31/05, due 02/01/05 at 2.360%, collateralized by a U.S. Treasury Note maturing 08/15/06, market value of $3,909,374 (repurchase proceeds $3,832,251)	3,832,000	3,832,000

	Total Short-Term Obligations (cost of $55,599,627)		55,599,627

	Total Investments – 114.5% (cost of $405,359,247)(e)(f)		407,894,780

	Other Assets & Liabilities, Net – (14.5)%		(51,530,124)

	Net Assets – 100.0%		356,364,656

Notes to Investment Portfolio:

*                                         Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)                                  Security purchased on a delayed delivery basis.

(b)                                 Floating rate note. The interest rate shown reflects the rate as of January 31, 2005.

(c)                                  Variable rate securities.  The interest rate shown reflects the rate as of January 31, 2005.

(d)                                 The rate shown represents the annualized yield at the date of purchase.

(e)                                  Cost for federal income tax purposes is $405,756,876.

(f)            Unrealized appreciation and depreciation at January 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$4,606,047	$(2,468,143)	$2,137,904

Acronym	Name

TBA	To Be Announced

5

INVESTMENT PORTFOLIO

January 31, 2005 (Unaudited)	Columbia Quality Plus Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 35.2%
BASIC MATERIALS – 1.1%
Chemicals – 0.5%
Dow Chemical Co.	6.000% 10/01/12	825,000	902,839
Eastman Chemical Co.
	6.300% 11/15/18	1,700,000	1,868,521
	7.000% 04/15/12	2,140,000	2,453,296
	Chemicals Total		5,224,656
Forest Products & Paper – 0.4%
MeadWestvaco Corp.	6.800% 11/15/32	3,300,000	3,776,685
	Forest Products & Paper Total		3,776,685
Metals & Mining – 0.2%
Alcoa, Inc.	6.500% 06/01/11	1,500,000	1,677,690
	Metal & Mining Total		1,677,690
	BASIC MATERIALS TOTAL		10,679,031
COMMUNICATIONS – 5.3%
Media – 1.3%
Comcast Cable Communications, Inc.	8.375% 03/15/13	1,135,000	1,401,782
Gannett Co., Inc.	5.500% 04/01/07	1,100,000	1,141,118
Time Warner, Inc.
	6.875% 05/01/12	4,985,000	5,660,866
	7.625% 04/15/31	2,300,000	2,832,174
Walt Disney Co.	7.300% 02/08/05	1,600,000	1,600,976
	Media Total		12,636,916
Telecommunications – 4.0%
AT&T Wireless Services, Inc.	8.125% 05/01/12	3,645,000	4,401,702
BellSouth Corp.	4.750% 11/15/12	5,225,000	5,272,704
British Telecommunications PLC	8.875% 12/15/30	1,925,000	2,630,743
Deutsche Telekom International Finance BV	8.750% 06/15/30	2,430,000	3,286,283
New England Telephone & Telegraph	7.650% 06/15/07	3,000,000	3,241,740
Pacific Bell	7.125% 03/15/26	1,400,000	1,616,272
SBC Communications, Inc.	4.125% 09/15/09	2,220,000	2,200,997
Sprint Capital Corp.
	6.000% 01/15/07	1,450,000	1,502,969
	6.875% 11/15/28	4,800,000	5,366,160
Verizon Global Funding Corp.
	6.875% 06/15/12	2,905,000	3,306,442
	7.375% 09/01/12	410,000	481,000
Vodafone Group PLC
	3.950% 01/30/08	4,350,000	4,361,919

1

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
	5.375% 01/30/15	1,580,000	1,650,452
	Telecommunications Total		39,319,383
	COMMUNICATIONS TOTAL		51,956,299
CONSUMER CYCLICAL – 1.8%
Auto Manufacturers – 1.0%
DaimlerChrysler N.A. Holding Corp.
	2.940% 09/10/07(a)	5,180,000	5,198,078
	8.500% 01/18/31	2,135,000	2,734,209
Ford Motor Co.	7.450% 07/16/31	495,000	492,055
General Motors Corp.	8.375% 07/15/33	1,275,000	1,286,463
	Auto Manufacturers Total		9,710,805
Retail – 0.6%
Office Depot, Inc.	6.250% 08/15/13	2,145,000	2,297,402
Target Corp.	6.350% 01/15/11	1,700,000	1,887,459
Wal-Mart Stores, Inc.	7.550% 02/15/30	1,070,000	1,426,845
	Retail Total		5,611,706
Textiles – 0.2%
Cintas Corp.	6.000% 06/01/12	2,000,000	2,180,440
	Textiles Total		2,180,440
	CONSUMER CYCLICAL TOTAL		17,502,951
CONSUMER NON-CYCLICAL – 3.3%
Agriculture – 0.2%
Cargill, Inc.	6.375% 06/01/12(b)	2,000,000	2,216,240
	Agriculture Total		2,216,240
Beverages – 1.0%
Coca-Cola Enterprises, Inc.	7.125% 08/01/17	1,650,000	1,971,569
Diageo Capital PLC	6.125% 08/15/05	5,000,000	5,076,700
Pepsi Bottling Group, Inc.	7.000% 03/01/29	2,600,000	3,229,408
	Beverages Total		10,277,677
Commercial Services – 0.3%
Hertz Corp.	4.700% 10/02/06	2,455,000	2,468,036
	Commercial Services Total		2,468,036
Cosmetics/Personal Care – 0.3%
Colgate-Palmolive Co.	5.340% 03/27/06	1,000,000	1,022,270
Gillette Co.	4.000% 06/30/05	2,000,000	2,008,140
	Cosmetics/Personal Care Total		3,030,410
Food – 1.3%
Kroger Co.
	7.500% 04/01/31	1,715,000	2,080,501

2

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
	8.000% 09/15/29	2,555,000	3,230,465
Safeway, Inc.	5.625% 08/15/14	2,255,000	2,336,947
Sara Lee Corp.	6.250% 09/15/11	2,405,000	2,662,864
Unilever Capital Corp.	7.125% 11/01/10	2,000,000	2,287,840
	Food Total		12,598,617
Healthcare Products – 0.2%
Becton Dickinson & Co.	6.700% 08/01/28	1,750,000	2,050,405
	Healthcare Products Total		2,050,405
	CONSUMER NON-CYCLICAL TOTAL		32,641,385
DIVERSIFIED – 0.5%
Holding Companies – 0.5%
Hutchison Whampoa International Ltd.	6.250% 01/24/14(b)	4,000,000	4,260,400
	Holding Companies Total		4,260,400
	DIVERSIFIED TOTAL		4,260,400
ENERGY – 2.2%
Oil & Gas – 1.6%
Conoco Funding Co.	5.450% 10/15/06	3,000,000	3,092,940
Devon Financing Corp.	7.875% 09/30/31	3,035,000	3,933,087
Marathon Oil Corp.	6.000% 07/01/12	2,680,000	2,896,169
Occidental Petroleum Corp.	8.450% 02/15/29	3,295,000	4,576,030
XTO Energy, Inc.	5.000% 01/31/15(b)	1,425,000	1,425,057
	Oil & Gas Total		15,923,283
Pipelines – 0.6%
Consolidated Natural Gas	5.375% 11/01/06	1,400,000	1,438,878
Kinder Morgan, Inc.	6.500% 09/01/12	2,235,000	2,465,272
Texas Eastern Transmission LP	7.300% 12/01/10	1,907,000	2,184,201
	Pipelines Total		6,088,351
	ENERGY TOTAL		22,011,634
FINANCIALS – 12.8%
Banks – 4.0%
Bank One Corp.	7.875% 08/01/10	1,835,000	2,142,124
Comerica, Inc.	7.250% 08/01/07	1,130,000	1,216,648
DEPFA Deutsche Pfandbriefbank AG	3.375% 10/05/07(b)	3,000,000	2,980,440
Deutsche Bank Financial LLC	5.375% 03/02/15	2,460,000	2,554,464
M&I Marshall & Ilsley Bank	6.375% 09/01/11	3,000,000	3,326,490
Mellon Funding Corp.	6.375% 02/15/10	2,645,000	2,888,552
National City Corp.	5.750% 02/01/09	3,000,000	3,174,870
Northern Trust Co.	6.300% 03/07/11	2,700,000	3,006,909
Oesterreichische Kontrollbank AG	5.125% 03/20/07	6,075,000	6,285,620

3

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
Rabobank Capital Funding Trust	5.254% 12/31/16(b)(c)	1,465,000	1,465,894
SunTrust Bank	7.250% 09/15/06	2,000,000	2,112,160
Suntrust Bank/Central Florida	6.900% 07/01/07	1,300,000	1,411,670
Wachovia Corp.	3.625% 02/17/09	5,000,000	4,932,550
Wells Fargo & Co.	7.250% 08/24/05	2,000,000	2,048,080
	Banks Total		39,546,471
Diversified Financial Services – 6.6%
Capital One Bank	5.750% 09/15/10	2,215,000	2,346,438
Citigroup, Inc.	5.000% 09/15/14	10,150,000	10,259,417
Countrywide Home Loans, Inc.	4.125% 09/15/09	4,330,000	4,298,174
Ford Motor Credit Co.
	3.379% 09/28/07(a)	5,725,000	5,655,956
	7.375% 02/01/11	8,265,000	8,818,259
General Electric Capital Corp.
	2.610% 12/15/09(a)	8,965,000	8,982,930
	6.750% 03/15/32	5,900,000	7,073,097
	8.300% 09/20/09	250,000	292,578
Goldman Sachs Group, Inc.
	4.750% 07/15/13	2,275,000	2,261,236
	6.875% 01/15/11	2,240,000	2,522,688
HSBC Finance Corp.	2.625% 11/16/09(a)	5,890,000	5,910,321
National Rural Utilities Cooperative Finance Corp.	6.000% 05/15/06	1,525,000	1,573,068
SLM Corp.	2.910% 07/25/08(a)	4,345,000	4,351,431
	Diversified Financial Services Total		64,345,593
Insurance – 1.7%
Allstate Corp.	7.875% 05/01/05	1,650,000	1,669,817
Chubb Corp.	6.000% 11/15/11	3,300,000	3,576,771
Hartford Life Global Funding Trust	2.660% 09/15/09(a)	4,355,000	4,353,606
MetLife, Inc.	6.125% 12/01/11	4,000,000	4,376,280
Prudential Financial, Inc.	4.750% 04/01/14	2,900,000	2,864,301
	Insurance Total		16,840,775
Real Estate Investment Trusts – 0.5%
Simon Property Group LP	5.450% 03/15/13	5,055,000	5,161,761
	Real Estate Investment Trusts Total		5,161,761
	FINANCIALS TOTAL		125,894,600
INDUSTRIALS – 2.6%
Aerospace & Defense – 1.1%
Boeing Capital Corp.

4

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
	4.750% 08/25/08	2,675,000	2,748,857
	6.100% 03/01/11	3,305,000	3,602,846
Raytheon Co.	7.200% 08/15/27	3,950,000	4,775,471
	Aerospace & Defense Total		11,127,174
Environmental Control – 0.6%
Waste Management, Inc.
	5.000% 03/15/14	1,800,000	1,819,908
	7.000% 07/15/28	3,125,000	3,614,844
	Environmental Control Total		5,434,752
Transportation – 0.9%
CSX Corp.	5.500% 08/01/13	4,305,000	4,523,091
Norfolk Southern Corp.	7.250% 02/15/31	3,600,000	4,459,680
	Transportation Total		8,982,771
	INDUSTRIALS TOTAL		25,544,697
TECHNOLOGY – 1.1%
Computers – 1.1%
International Business Machines Corp.
	4.875% 10/01/06	6,300,000	6,442,191
	5.375% 02/01/09	3,000,000	3,159,990
	6.500% 01/15/28	1,200,000	1,393,104
	Computers Total		10,995,285
	TECHNOLOGY TOTAL		10,995,285
UTILITIES – 4.5%
Electric – 4.0%
AEP Texas Central Co.	5.500% 02/15/13	2,200,000	2,295,986
Alabama Power Co.
	2.571% 08/25/09(a)	4,980,000	4,985,279
	5.700% 02/15/33	1,465,000	1,563,052
Alliant Energy Resources, Inc.	9.750% 01/15/13	900,000	1,174,968
American Electric Power Co., Inc.	5.250% 06/01/15	3,035,000	3,110,754
Carolina Power & Light Co.	5.125% 09/15/13	1,445,000	1,489,289
Columbus Southern Power Co.	5.500% 03/01/13	1,700,000	1,786,071
Consolidated Edison Co. of New York	7.150% 12/01/09	2,530,000	2,870,462
Dominion Resources, Inc.	7.625% 07/15/05	1,275,000	1,301,239
Florida Power & Light Co.	6.875% 12/01/05	3,900,000	4,016,805
Hydro-Quebec	8.500% 12/01/29	1,650,000	2,437,364
Oncor Electric Delivery Co.	7.000% 09/01/22	3,350,000	3,906,603
Progress Energy, Inc.	7.750% 03/01/31	2,555,000	3,163,550
Southern California Edison Co.	5.000% 01/15/14(a)	1,500,000	1,531,680
TransAlta Corp.	5.750% 12/15/13	1,500,000	1,564,650

5

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – 4.0%
Virginia Electric and Power Co.	5.375% 02/01/07	1,575,000	1,623,683
	Electric Total		38,821,435
Gas – 0.5%
Atmos Energy Corp.	4.950% 10/15/14	3,475,000	3,454,254
Southern California Gas Co.	2.630% 12/01/09(a)	1,675,000	1,674,632
	Gas Total		5,128,886
	UTILITIES TOTAL		43,950,321

	Total Corporate Fixed-Income Bonds & Notes (cost of $329,728,227)		345,436,603
Government Agencies & Obligations – 29.0%
FOREIGN GOVERNMENT BONDS – 2.9%
Export Development of Canada	4.000% 08/01/07	2,325,000	2,338,601
Kingdom of Spain	7.000% 07/19/05	4,000,000	4,074,280
Province of British Columbia	5.375% 10/29/08	3,000,000	3,173,280
Province of New Brunswick	3.500% 10/23/07	4,150,000	4,121,946
Province of Ontario	6.000% 02/21/06	2,950,000	3,034,400
Province of Quebec	5.000% 07/17/09	2,500,000	2,600,075
Republic of Finland	4.750% 03/06/07	3,145,000	3,226,015
Republic of South Africa	6.500% 06/02/14	1,165,000	1,281,733
United Mexican States	6.625% 03/03/15	4,140,000	4,489,830
	FOREIGN GOVERNMENT BONDS TOTAL		28,340,160
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 26.1%
Federal Farm Credit Bank	4.050% 12/15/08	5,000,000	4,997,570
Federal Home Loan Mortgage Corp.
	2.875% 09/15/05	1,300,000	1,299,477
	3.375% 04/15/09	3,725,000	3,665,784
	3.600% 07/07/10	1,600,000	1,557,235
	3.625% 06/10/10	3,000,000	2,925,432
	3.875% 01/12/09	6,400,000	6,323,603
	4.000% 09/22/09	19,900,000	19,734,611
	4.125% 05/12/10	6,000,000	6,003,612
	4.150% 05/05/10	5,000,000	5,003,300
	4.750% 12/08/10	3,900,000	3,925,678
	5.000% 01/30/14	5,075,000	5,091,950
	5.750% 03/15/09	3,500,000	3,749,536
Federal National Mortgage Association
	2.500% 01/30/07	2,000,000	1,962,996

6

		Par ($)	Value ($)*
Government Agencies & Obligations – (continued)
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
	3.250% 11/15/07	2,000,000	1,978,954
	4.125% 04/28/10	3,000,000	2,999,193
	5.500% 02/15/06	2,800,000	2,864,655
	6.250% 05/15/29	1,500,000	1,768,934
	7.000% 07/15/05	4,865,000	4,957,712
U.S. Treasury Bond
	5.375% 02/15/31	35,425,000	39,627,574
	7.125% 02/15/23	5,000,000	6,523,240
U.S. Treasury Note
	1.875% 12/31/05	6,515,000	6,453,160
	2.000% 08/31/05	3,885,000	3,867,246
	2.875% 11/30/06	36,435,000	36,198,755
	3.000% 11/15/07	32,410,000	32,068,172
	3.500% 12/15/09	20,700,000	20,526,161
	4.250% 11/15/14	28,035,000	28,293,455
	4.875% 02/15/12	485,000	512,906
	5.000% 08/15/11	1,500,000	1,595,801
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		256,476,702

	Total Government Agencies & Obligations (cost of $283,203,773)		284,816,862
Mortgage-Backed Obligations – 19.2%
Federal Home Loan Mortgage Corp.
	4.000% 05/15/14	3,250,000	3,240,558
	5.000% 08/15/16	2,928,241	2,977,104
	5.500% 02/01/18–03/01/18	4,942,468	5,100,043
	6.000% 11/01/28–10/01/34	9,602,184	9,921,247
	7.000% 12/01/14–10/01/31	212,818	225,141
	7.750% 09/01/05	16,125	16,289
	8.000% 06/01/07	10,138	10,549
	8.750% 09/01/09–07/01/15	9,291	9,858
	9.000% 10/01/15–10/01/19	32,157	34,147
	9.250% 05/01/09–08/01/15	85,392	92,081
	9.500% 09/01/10–11/01/16	18,715	20,605
	10.000% 02/01/09–12/01/13	15,556	16,621
	TBA,
	5.000% 02/15/20(d)	850,000	863,015
	5.000% 02/10/35(d)	7,500,000	7,488,285
Federal National Mortgage Association
	5.000% 07/25/16	2,534,876	2,572,095

7

		Par ($)	Value ($)*
Mortgage-Backed Obligations – (continued)
	6.000% 05/01/13–12/25/16	1,465,656	1,531,260
	6.324% 10/01/08	1,386,171	1,379,699
	6.500% 05/01/06–09/01/31	5,444,810	5,714,398
	6.565% 12/01/07	816,142	860,501
	6.600% 11/01/07	720,592	759,606
	7.000% 06/01/32	229,478	242,857
	7.500% 01/01/30–03/01/30	46,318	49,638
	8.000% 03/01/07–04/01/30	419,546	455,256
	8.500% 08/01/17	8,443	9,248
	9.000% 03/01/09	1,217	1,283
	TBA,
	4.500% 02/15/20(d)	7,500,000	7,485,937
	5.000% 02/15/20(d)	12,140,000	12,329,687
	5.000% 02/15/35(d)	24,125,000	24,064,687
	5.500% 02/15/20(d)	4,375,000	4,511,719
	5.500% 02/15/35(d)	46,475,000	47,317,359
	6.000% 02/15/20(d)	4,800,000	5,022,000
	6.000% 02/10/35(d)	23,520,000	24,284,400
	6.500% 02/10/35(d)	11,825,000	12,371,906
Government National Mortgage Association
	3.750% 07/20/22(a)	138,712	140,634
	6.500% 03/15/13-01/15/32	2,420,106	2,562,566
	7.000% 11/15/22-05/15/32	1,561,992	1,662,210
	7.500% 04/15/26-03/15/30	507,607	545,579
	8.000% 06/15/25-03/15/27	156,037	169,763
	9.000% 03/15/08-11/15/08	14,223	15,215
	TBA,
	5.500% 02/16/35(d)	3,000,000	3,076,875

	Total Mortgage-Backed Obligations (cost of $188,412,318)		189,151,921
Asset-Backed Securities – 9.6%
AmeriCredit Automobile Receivables Trust	4.220% 07/06/09	1,250,000	1,250,250
BMW Vehicle Owner Trust	2.530% 02/25/08	3,900,000	3,853,278
Centex Home Equity
	2.293% 11/25/27	3,200,000	3,175,372
	6.270% 10/25/32	1,032,733	1,044,011
Citibank Credit Card Issuance Trust	2.550% 01/20/09	5,000,000	4,903,650
Citibank Credit Card Master Trust I	5.875% 03/10/11	4,000,000	4,280,080
Countrywide Home Equity Loan Trust	2.700% 01/15/34(a)	5,183,488	5,185,246
DaimlerChrysler Auto Trust	3.090% 01/08/08	1,475,000	1,477,080

8

		Par ($)	Value ($)*
Asset-Backed Securities – (continued)
Equity One ABS, Inc.	2.870% 07/25/34(a)	4,784,255	4,798,895
Ford Credit Auto Owner Trust	3.130% 11/15/06	3,000,000	2,999,520
Greenwich Capital Commercial Funding Corp.	4.022% 01/05/36	6,030,000	5,980,313
GSAA Trust	4.651% 04/25/34	4,895,000	4,877,329
MBNA Credit Card Master Note Trust	4.950% 06/15/09	2,750,000	2,822,710
Nissan Auto Receivables Owner Trust	2.760% 07/15/09	4,010,000	3,900,006
Oakwood Mortgage Investors, Inc.	7.100% 08/15/27	1,366,525	1,436,942
Onyx Acceptance Grantor Trust	3.890% 02/15/11	2,000,000	1,996,920
Residential Asset Mortgage Products, Inc.
	3.052% 06/25/29	4,960,000	4,892,246
	4.480% 09/25/29(c)	7,825,000	7,880,088
Residential Asset Securities Corp.	3.372% 11/25/28	5,600,000	5,579,504
Residential Funding Mortgage Securities II	4.700% 08/25/34	1,715,000	1,720,359
Wells Fargo Financial Auto Owner Trust	2.670% 08/16/10	7,270,000	7,127,144
WFS Financial Owner Trust
	2.410% 12/20/10	4,880,000	4,766,198
	2.810% 08/22/11	8,125,000	7,995,569

	Total Asset-Backed Securities (cost of $94,386,235)		93,942,710
Collateralized Mortgage Obligations – 5.2%
First Horizon Alternative Mortgage Securities	6.000% 01/25/35	4,522,555	4,596,634
GSAA Trust	3.519% 11/25/33(c)	6,175,000	6,052,739
JPMorgan Chase Commercial Mortgage Securities Corp.	4.134% 10/15/37(c)	6,629,679	6,593,216
JPMorgan Mortgage Trust	5.011% 07/25/34(c)	3,863,683	3,841,467
LB-UBS Commercial Mortgage Trust	5.124% 11/15/32(c)	4,550,000	4,687,592
Rural Housing Trust	6.330% 04/01/26	539,615	539,685
Small Business Administration Participation Certificates
	4.340% 03/01/24	2,946,563	2,900,888
	4.500% 03/01/23	4,099,855	4,095,722
	4.890% 09/01/22	2,091,340	2,130,143
	5.180% 05/01/24	4,904,013	5,048,833
	5.240% 08/01/23	2,390,693	2,471,229
	5.310% 08/01/22	3,515,923	3,645,908
	5.520% 06/01/24	3,930,534	4,113,553

	Total Collateralized Mortgage Obligations (cost of $50,311,920)		50,717,609

9

		Par ($)	Value ($)*
Municipal Bond – 0.1%
TRANSPORTATION – 0.1%
Airports – 0.1%
OK Oklahoma City Airport Trust	6.750% 07/01/05	1,010,000	1,013,131
	Airports Total		1,013,131
	TRANSPORTATION TOTAL		1,013,131

	Total Municipal Bond (cost of $994,040)		1,013,131
Short-Term Obligations – 16.1%
U.S. GOVERNMENT AGENCY AND OBLIGATION – 12.3%
Federal National Mortgage Association
	2.260% 02/10/05(e)	90,145,000	90,094,068
	2.280% 02/15/05(e)	27,965,000	27,940,204
	2.290% 02/16/05(e)	3,000,000	2,997,137
U.S. Treasury Bill	2.365% 05/26/05(e)(f)	50,000	49,630
	U.S. GOVERNMENT AGENCY AND OBLIGATION TOTAL		121,081,039
REPURCHASE AGREEMENT – 3.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 1/31/05, due 02/01/05 at 2.360%, collateralized by a U.S. Treasury Note maturing 07/15/06, market value of $37,941,677 (repurchase proceeds $37,197,438) (cost of $37,195,000)	37,195,000	37,195,000

	Total Short-Term Obligations (cost of $158,276,039)		158,276,039

	Total Investments – 114.4% (cost of $1,105,312,552)(g)(h)		1,123,354,875

	Other Assets & Liabilities, Net – (14.4)%		(141,330,627)

	Net Assets – 100.0%		982,024,248

10

Notes to Investment Portfolio:

*                                         Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)           Floating rate note. The interest rate shown reflects the rate as of January 31, 2005.

(b)                                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, these securities amounted to $12,348,031, which represents 1.3% of net assets.

(c)           Variable rate security. The interest rate shown reflects the rate as of January 31, 2005.

(d)           Security purchased on a delayed delivery basis.

(e)           The rate shown represents the annualized yield at the date of purchase.

(f)            Securities segregated as collateral for open futures contracts.

(g)           Cost for federal income tax purposes is $1,107,489,569.

(h)                                 Unrealized appreciation and depreciation at January 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$20,519,428	$(4,654,122)	$15,865,306

Acronym	Name

TBA	To Be Announced

At January 31, 2005, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
10 Year U.S. Treasury Note	1	$112,265	$110,474	Mar–2005	$1,791

11

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust III

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 30, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	March 30, 2005